Financial Risk Management Objectives And Policies - Schedule of Sensitivity Analysis for Financial Assets Against Credit Risk (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
+1% (100 basis points) [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	$ 289,835	$ 148,255
+1% (100 basis points) [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	289,835	148,255
-1% (100 basis points) [member] | Effect on post tax loss [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	(289,835)	(148,255)
-1% (100 basis points) [member] | Effect on equity [member]
Financial Risk Management Objectives And Policies [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	$ (289,835)	$ (148,255)